MARKETABLE SECURITIES (Details) - Schedule of investment income (loss) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Marketable securities:
Dividend and interest income	$ 87,922	$ 98,335
Net realized gain on sale of marketable securities	124,907	130,009
Net unrealized (loss) on marketable securities		(366,206)
Total	$ 212,829	$ (137,862)